Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 195,788	$ 242,230
Impairment provision for property, plant and equipment	$ 401,995